FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10491

Nuveen Real Estate Income Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: December 31

Date of reporting period: June 30, 2006

Item 1. Proxy Voting Record

Vote Summary Report

July 1, 2005 - June 30, 2006

Nuveen Real Estate Income Fund

Mtg Date/Type	Company/ Ballot Issues	Security	Mgmt Rec	Vote Cast	Record Date	Prpnent
05/10/06 - A	Apartment Investment & Management Co. *AIV*	03748R101			03/03/06
	1	Elect Directors	For	For		Mgmt
	2	Ratify Auditors	For	For		Mgmt
	3	Approval of High Performance Units	For	For		Mgmt

05/17/06 - A	Archstone Smith Trust *ASN*	039583109			03/27/06
	1	Elect Directors	For	For		Mgmt
	1.1	Elect Director James A. Cardwell — For

We recommend that shareholders vote FOR the director.

	1.2	Elect Director Ernest A. Gerardi, Jr. — For

We recommend that shareholders vote FOR the director.

	1.3	Elect Director Ruth Ann M. Gillis — For

We recommend that shareholders vote FOR the director.

	1.4	Elect Director Ned S. Holmes — For

We recommend that shareholders vote FOR the director.

	1.5	Elect Director Robert P. Kogod — For

We recommend that shareholders vote FOR the director.

	1.6	Elect Director James H. Polk, III — For

We recommend that shareholders vote FOR the director.

	1.7	Elect Director John M. Richman — For

We recommend that shareholders vote FOR the director.

	1.8	Elect Director John C. Schweitzer — For

We recommend that shareholders vote FOR the director.

	1.9	Elect Director R. Scot Sellers — For

We recommend that shareholders vote FOR the director.

	1.10	Elect Director Robert H. Smith — For

We recommend that shareholders vote FOR the director.

	2	Ratify Auditors	For	For		Mgmt

The auditor’s report contained in the annual report is unqualified, meaning that in the opinion of the auditor, the company’s financial statements are fairly presented in accordance with generally accepted accounting principles.

04/28/06 - S	Arden Realty, Inc.	039793104			02/24/06
	1	Approve Merger Agreement	For	For		Mgmt
	2	Adjourn Meeting	For	For		Mgmt

05/02/06 - A	Ashford Hospitality Trust Inc. *AHT*	044103109			03/06/06
	1	Elect Directors	For	For		Mgmt
	1.1	Elect Director Archie Bennett, Jr. — For

We recommend that shareholders vote FOR the director.

	1.2	Elect Director Montgomery J. Bennett — For

We recommend that shareholders vote FOR the director.

	1.3	Elect Director Martin L. Edelman — For

We recommend that shareholders vote FOR the director.

	1.4	Elect Director W.D. Minami — For

We recommend that shareholders vote FOR the director.

	1.5	Elect Director W. Michael Murphy — For

We recommend that shareholders vote FOR the director.

	1.6	Elect Director Phillip S. Payne — For

We recommend that shareholders vote FOR the director.

	1.7	Elect Director Charles P. Toppino — For

We recommend that shareholders vote FOR the director.

	2	Ratify Auditors	For	For		Mgmt

The auditor’s report contained in the annual report is unqualified, meaning that in the opinion of the auditor, the company’s financial statements are fairly presented in accordance with generally accepted accounting principles.

05/17/06 - A	AvalonBay Communities, Inc. *AVB*	053484101			03/08/06
	1	Elect Directors	For	For		Mgmt
	1.1	Elect Director Bryce Blair — For

We recommend that shareholders vote FOR the director.

	1.2	Elect Director Bruce A. Choate — For

We recommend that shareholders vote FOR the director.

	1.3	Elect Director John J. Healy, Jr. — For

We recommend that shareholders vote FOR the director.

	1.4	Elect Director Gilbert M. Meyer — For

We recommend that shareholders vote FOR the director.

	1.5	Elect Director Timothy J. Naughton — For

We recommend that shareholders vote FOR the director.

	1.6	Elect Director Lance R. Primis — For

We recommend that shareholders vote FOR the director.

	1.7	Elect Director H. Jay Sarles — For

We recommend that shareholders vote FOR the director.

	1.8	Elect Director Allan D. Schuster — For

We recommend that shareholders vote FOR the director.

	1.9	Elect Director Amy P. Williams — For

We recommend that shareholders vote FOR the director.

	2	Ratify Auditors	For	For		Mgmt

The auditor’s report contained in the annual report is unqualified, meaning that in the opinion of the auditor, the company’s financial statements are fairly presented in accordance with generally accepted accounting principles.

06/13/06 - A	Cedar Shopping Centers, Inc. *CDR*	150602209			04/21/06
	1	Elect Directors	For	For		Mgmt
	1.1	Elect Director James J. Burns — For

We recommend that shareholders vote FOR the director.

	1.2	Elect Director Richard Homburg — For

We recommend that shareholders vote FOR the director.

	1.3	Elect Director Paul G. Kirk, Jr. — For

We recommend that shareholders vote FOR the director.

	1.4	Elect Director Everett B. Miller, III — For

We recommend that shareholders vote FOR the director.

	1.5	Elect Director Leo S. Ullman — For

We recommend that shareholders vote FOR the director.

	1.6	Elect Director Brenda J. Walker — For

We recommend that shareholders vote FOR the director.

	1.7	Elect Director Roger M. Widmann — For

We recommend that shareholders vote FOR the director.

	2	Ratify Auditors	For	For		Mgmt

The auditor’s report contained in the annual report is unqualified, meaning that in the opinion of the auditor, the company’s financial statements are fairly presented in accordance with generally accepted accounting principles.

05/04/06 - A	Cogdell Spencer Inc *CSA*	19238U107			03/22/06
	1	Elect Directors	For	For		Mgmt
	1.1	Elect Director James W. Cogdell — For

We recommend that shareholders vote FOR the director.

	1.2	Elect Director Richard B. Jennings — For

We recommend that shareholders vote FOR the director.

	1.3	Elect Director Richard C. Neugent — For

We recommend that shareholders vote FOR the director.

	1.4	Elect Director Frank C. Spencer — For

We recommend that shareholders vote FOR the director.

	1.5	Elect Director Christopher E. Lee — For

We recommend that shareholders vote FOR the director.

	1.6	Elect Director Randolph D. Smoak, Md — For

We recommend that shareholders vote FOR the director.

	1.7	Elect Director John R. Georgius — For

We recommend that shareholders vote FOR the director.

	2	Ratify Auditors	For	For		Mgmt

The auditor’s report contained in the annual report is unqualified, meaning that in the opinion of the auditor, the company’s financial statements are fairly presented in accordance with generally accepted accounting principles.

05/24/06 - A	Equity Office Properties Trust *EOP*	294741103			03/31/06
	1	Elect Directors	For	For		Mgmt
	1.1	Elect Director Marilyn Alexander — For

We recommend that shareholders vote FOR the director.

	1.2	Elect Director Thomas E. Dobrowski — For

We recommend that shareholders vote FOR the director.

	1.3	Elect Director William M. Goodyear — For

We recommend that shareholders vote FOR the director.

	1.4	Elect Director James D. Harper, Jr. — For

We recommend that shareholders vote FOR the director.

	1.5	Elect Director Richard D. Kincaid — For

We recommend that shareholders vote FOR the director.

	1.6	Elect Director Sheil Z. Rosenberg — For

We recommend that shareholders vote FOR the director.

	1.7	Elect Director Stephen I. Sadove — For

We recommend that shareholders vote FOR the director.

	1.8	Elect Director Sally Susman — For

We recommend that shareholders vote FOR the director.

	1.9	Elect Director Jan H.W.R. van der Vlist — For

We recommend that shareholders vote FOR the director.

	1.10	Elect Director Samuel Zell — For

We recommend that shareholders vote FOR the director.

	2	Ratify Auditors	For	For		Mgmt

The auditor’s report contained in the annual report is unqualified, meaning that in the opinion of the auditor, the company’s financial statements are fairly presented in accordance with generally accepted accounting principles.

05/03/06 - A	Federal Realty Investment Trust *FRT*	313747206			03/14/06
	1	Elect Directors	For	For		Mgmt
	1.1	Elect Director Walter F. Loeb — For

We recommend that shareholders vote FOR the director.

	1.2	Elect Director Joseph S. Vassalluzzo — For

We recommend that shareholders vote FOR the director.

	2	Ratify Auditors	For	For		Mgmt

The auditor’s report contained in the annual report is unqualified, meaning that in the opinion of the auditor, the company’s financial statements are fairly presented in accordance with generally accepted accounting principles.

05/17/06 - A	First Industrial Realty Trust, Inc. *FR*	32054K103			03/21/06
	1	Elect Directors	For	For		Mgmt
	1.1	Elect Director James F. Millar — For

We recommend that shareholders vote FOR the director.

	1.2	Elect Director John Rau — For

We recommend that shareholders vote FOR the director.

	1.3	Elect Director Robert J. Slater — For

We recommend that shareholders vote FOR the director.

	1.4	Elect Director W. Ed Tyler — For

We recommend that shareholders vote FOR the director.

	2	Amend Omnibus Stock Plan	For	Against		Mgmt

The total cost of the company’s plans of 6.66 percent is above the allowable cap for this company of 5.00 percent.

	3	Ratify Auditors	For	For		Mgmt

The auditor’s report contained in the annual report is unqualified, meaning that in the opinion of the auditor, the company’s financial statements are fairly presented in accordance with generally accepted accounting principles.

05/25/06 - A	Hersha Hospitality Trust	427825104			03/31/06
	1	Elect Directors	For	For		Mgmt
	1.1	Elect Director Donald J. Landry — For

We recommend that shareholders vote FOR the director.

	1.2	Elect Director Thomas S. Capello — For

We recommend that shareholders vote FOR the director.

	1.3	Elect Director Jay H. Shah — For

We recommend that shareholders vote FOR the director.

	2	Ratify Auditors	For	For		Mgmt

The auditor’s report contained in the annual report is unqualified, meaning that in the opinion of the auditor, the company’s financial statements are fairly presented in accordance with generally accepted accounting principles.

05/23/06 - A	HRPT Properties Trust *HRP*	40426W101			03/24/06
	1	Elect Directors	For	For		Mgmt
	2	Amend Stock Ownership Limitations	For	For		Mgmt
	3	Change Company Name	For	For		Mgmt
	4	Amend Articles/Bylaws/Charter-Non-Routine	For	For		Mgmt
	5	Amend Articles/Bylaws/Charter-Non-Routine	For	For		Mgmt
	6	Adjourn Meeting	For	For		Mgmt

05/24/06 - A	Mack-Cali Realty Corp. *CLI*	554489104			04/07/06
	1	Elect Directors	For	For		Mgmt
	2	Ratify Auditors	For	For		Mgmt
	3	Require a Majority Vote for the Election of Directors	Against	Against		ShrHoldr

06/06/06 - A	Maguire Properties, Inc. *MPG*	559775101			04/21/06
	1	Elect Directors	For	For		Mgmt
	1.1	Elect Director Robert F. Maguire, III — For

We recommend that shareholders vote FOR the director.

	1.2	Elect Director Lawrence S. Kaplan — For

We recommend that shareholders vote FOR the director.

	1.3	Elect Director Caroline S. McBride — For

We recommend that shareholders vote FOR the director.

	1.4	Elect Director Andrea L. Van de Kamp — For

We recommend that shareholders vote FOR the director.

	1.5	Elect Director Walter L. Weisman — For

We recommend that shareholders vote FOR the director.

	1.6	Elect Director Lewis N. Wolff — For

We recommend that shareholders vote FOR the director.

	2	Ratify Auditors	For	For		Mgmt

The auditor’s report contained in the annual report is unqualified, meaning that in the opinion of the auditor, the company’s financial statements are fairly presented in accordance with generally accepted accounting principles.

04/21/06 - A	Nationwide Health Properties, Inc. *NHP*	638620104			03/03/06
	1	Elect Directors	For	For		Mgmt
	1.1	Elect Director William K. Doyle — For

We recommend that shareholders vote FOR the director.

	1.2	Elect Director Robert D. Paulson — For

We recommend that shareholders vote FOR the director.

	1.3	Elect Director Keith P. Russell — For

We recommend that shareholders vote FOR the director.

	2	Ratify Auditors	For	For		Mgmt

The auditor’s report contained in the annual report is unqualified, meaning that in the opinion of the auditor, the company’s financial statements are fairly presented in accordance with generally accepted accounting principles.

05/16/06 - A	New Plan Excel Realty Trust, Inc. *NXL*	648053106			03/06/06
	1	Elect Directors	For	For		Mgmt
	1.1	Elect Director Irwin Engelman — For

We recommend that shareholders vote FOR the director.

	1.2	Elect Director H. Carl McCall — For

We recommend that shareholders vote FOR the director.

	1.3	Elect Director Melvin Newman — For

We recommend that shareholders vote FOR the director.

	1.4	Elect Director Glenn J. Rufrano — For

We recommend that shareholders vote FOR the director.

05/17/06 - A	Newkirk Realty Trust Inc *NKT*	651497109			03/31/06
	1	Elect Directors	For	For		Mgmt
	1.1	Elect Director Michael L. Ashner — For

We recommend that shareholders vote FOR the director.

	1.2	Elect Director Peter Braverman — For

We recommend that shareholders vote FOR the director.

	1.3	Elect Director Clifford Broser — For

We recommend that shareholders vote FOR the director.

	1.4	Elect Director Harold First — For

We recommend that shareholders vote FOR the director.

	1.5	Elect Director Richard Frary — For

We recommend that shareholders vote FOR the director.

	1.6	Elect Director Lara Johnson — For

We recommend that shareholders vote FOR the director.

	1.7	Elect Director Isidore Mayrock — For

We recommend that shareholders vote FOR the director.

	1.8	Elect Director Lewis Meltzer — For

We recommend that shareholders vote FOR the director.

	1.9	Elect Director Laura Pomerantz — For

We recommend that shareholders vote FOR the director.

	1.10	Elect Director Miles Stuchin — For

We recommend that shareholders vote FOR the director.

	1.11	Elect Director Steven Zalkind — For

We recommend that shareholders vote FOR the director.

	2	Ratify Auditors	For	For		Mgmt

The auditor’s report contained in the annual report is unqualified, meaning that in the opinion of the auditor, the company’s financial statements are fairly presented in accordance with generally accepted accounting principles.

05/25/06 - A	Reckson Associates Realty Corp. *RA*	75621K106			03/21/06
	1	Elect Directors	For	For		Mgmt
	1.1	Elect Director Scott H. Rechler — For

We recommend that shareholders vote FOR the director.

	1.2	Elect Director Michael Maturo — For

We recommend that shareholders vote FOR the director.

	1.3	Elect Director Douglas Crocker, II — For

We recommend that shareholders vote FOR the director.

	1.4	Elect Director Elizabeth McCaul — For

We recommend that shareholders vote FOR the director.

	1.5	Elect Director Ronald H. Menaker — For

We recommend that shareholders vote FOR the director.

	1.6	Elect Director Peter Quick — For

We recommend that shareholders vote FOR the director.

	1.7	Elect Director Lewis S. Ranieri — For

We recommend that shareholders vote FOR the director.

	1.8	Elect Director John F. Ruffle — For

We recommend that shareholders vote FOR the director.

	1.9	Elect Director Stanley Steinberg — For

We recommend that shareholders vote FOR the director.

	2	Ratify Auditors	For	For		Mgmt

The auditor’s report contained in the annual report is unqualified, meaning that in the opinion of the auditor, the company’s financial statements are fairly presented in accordance with generally accepted accounting principles.

06/14/06 - A	Republic Property Trust *RPB*	760737106			04/18/06
	1	Elect Directors	For	For		Mgmt
	1.1	Elect Trustee John S. Chalsty — For

We recommend that shareholders vote FOR the director.

	1.2	Elect Trustee Steven A. Grigg — For

We recommend that shareholders vote FOR the director.

	1.3	Elect Trustee Mark R. Keller — For

We recommend that shareholders vote FOR the director.

	1.4	Elect Trustee Richard L. Kramer — For

We recommend that shareholders vote FOR the director.

	1.5	Elect Trustee Ronald J. Kramer — For

We recommend that shareholders vote FOR the director.

	1.6	Elect Trustee Gregory H. Leisch — For

We recommend that shareholders vote FOR the director.

	1.7	Elect Trustee Ronald D. Paul — For

We recommend that shareholders vote FOR the director.

	2	Ratify Auditors	For	For		Mgmt

The auditor’s report contained in the annual report is unqualified, meaning that in the opinion of the auditor, the company’s financial statements are fairly presented in accordance with generally accepted accounting principles.

05/09/06 - A	Senior Housing Properties Trust *SNH*	81721M109			03/16/06
	1	Elect Directors	For	For		Mgmt
	1.1	Elect Director Frank J. Bailey — For

We recommend that shareholders vote FOR the director.

	1.2	Elect Director Barry M. Portnoy — For

We recommend that shareholders vote FOR the director.

05/19/06 - A	Spirit Finance Corporaton *SFC*	848568309			03/07/06
	1	Elect Directors	For	For		Mgmt
	1.1	Elect Director Morton H. Fleischer — For

We recommend that shareholders vote FOR the director.

	1.2	Elect Director Christopher H. Volk — For

We recommend that shareholders vote FOR the director.

	1.3	Elect Director Willie R. Barnes — For

We recommend that shareholders vote FOR the director.

	1.4	Elect Director Linda J. Blessing — For

We recommend that shareholders vote FOR the director.

	1.5	Elect Director Dennis E. Mitchem — For

We recommend that shareholders vote FOR the director.

	1.6	Elect Director Paul F. Oreffice — For

We recommend that shareholders vote FOR the director.

	1.7	Elect Director James R. Parish — For

We recommend that shareholders vote FOR the director.

	1.8	Elect Director Kenneth B. Roath — For

We recommend that shareholders vote FOR the director.

	1.9	Elect Director Casey J. Sylla — For

We recommend that shareholders vote FOR the director.

	1.10	Elect Director Shelby Yastrow — For

We recommend that shareholders vote FOR the director.

	2	Ratify Auditors	For	For		Mgmt

The auditor’s report contained in the annual report is unqualified, meaning that in the opinion of the auditor, the company’s financial statements are fairly presented in accordance with generally accepted accounting principles.

06/01/06 - A	The Macerich Co. *MAC*	554382101			03/14/06
	1	Elect Directors	For	For		Mgmt
	2	Ratify Auditors	For	For		Mgmt
	3	Performance-Based and/or Time Based Equity Awards	Against	Against		ShrHoldr

05/25/06 - A	U-Store-It Trust *YSI*	91274F104			04/03/06
	1	Elect Directors	For	For		Mgmt
	1.1	Elect Trustee Robert J. Amsdell — For

We recommend that shareholders vote FOR the director.

	1.2	Elect Trustee Barry L. Amsdell — For

We recommend that shareholders vote FOR the director.

	1.3	Elect Trustee Thomas A. Commes — For

We recommend that shareholders vote FOR the director.

	1.4	Elect Trustee J.C. (Jack) Dannemiller — For

We recommend that shareholders vote FOR the director.

	1.5	Elect Trustee W.M. Diefenderfer, III — For

We recommend that shareholders vote FOR the director.

	1.6	Elect Trustee Harold S. Haller — For

We recommend that shareholders vote FOR the director.

	1.7	Elect Trustee David J. LaRue — For

We recommend that shareholders vote FOR the director.

	1.8	Elect Trustee Dean Jernigan — For

We recommend that shareholders vote FOR the director.

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Real Estate Income Fund

By

/s/ Gifford R. Zimmerman – Chief Administrative Officer

Date

August 30, 2006